Debt - Schedule of Company's Long-Term Debt (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022
3.625% Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, face amount	$ 750,000,000
Senior Notes, due year	2024
Interest rate	3.625%	3.625%	3.625%
4.150% Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, face amount	$ 650,000,000
Senior Notes, due year	2025
Interest rate	4.15%	4.15%	4.15%
5.980% Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, face amount	$ 300,000,000
Senior Notes, due year	2026
Interest rate	5.98%	5.98%	5.98%
1.500% Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, face amount | €		€ 600,000,000
Senior Notes, due year	2027
Interest rate	1.50%	1.50%	1.50%
2.450% Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, face amount	$ 750,000,000
Senior Notes, due year	2030
Interest rate	2.45%	2.45%	2.45%
4.950% Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, face amount			$ 350,000,000
Senior Notes, due year	2031
Interest rate	4.95%	4.95%	4.95%
4.375% Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, face amount | €		€ 550,000,000
Senior Notes, due year	2032
Interest rate	4.375%	4.375%	4.375%
5.500% Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, face amount	$ 500,000,000
Senior Notes, due year	2033
Interest rate	5.50%	5.50%	5.50%
1.900% Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, face amount | €		€ 550,000,000
Senior Notes, due year	2023
Interest rate	1.90%	1.90%	1.90%
Bank Term Debt [Member]
Debt Instrument [Line Items]
Weighted average interest rate of bank term debt	5.99%	5.99%	5.99%	3.98%
Government Loans [Member]
Debt Instrument [Line Items]
Weighted average interest rate of bank term debt	0.12%	0.12%	0.12%	0.12%